Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	June 30,	December 31,
	2014	2013

Due to Casino Operators	$32,080,794	$42,670,573